Stockholders’ Deficiency (Details) - Schedule of Common Share Option Activity - USD ($)					9 Months Ended		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021	Sep. 30, 2024		Dec. 31, 2023		Dec. 31, 2022
ACI Canada Legacy Performance Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Balance		380,842		397,642	265,642		272,842		380,842
Weighted Average Exercise Price, Balance		$ 0.23		$ 0.23	$ 0.22		$ 0.22		$ 0.23
Weighted Average Remaining Contractual Life (Years), Balance		5 years 10 months 28 days		6 years 8 months 4 days	3 years 8 months 23 days		4 years 6 months 3 days		5 years 10 months 28 days
Aggregate Intrinsic Value, Balance	[1]	$ 2,073,837			$ 3,338,055		$ 3,228,973		$ 2,073,837
Number of Options , Cancelled									(2,800)
Weighted Average Exercise Price, Cancelled									$ 0.25
Weighted Average Remaining Contractual Life (Years), Cancelled
Number of Options , Options exercisable					258,362		256,042
Weighted Average Exercise Price, Options exercisable					$ 0.22		$ 0.22
Weighted Average Remaining Contractual Life (Years), Options exercisable,					3 years 8 months 15 days		4 years 5 months 19 days
Aggregate Intrinsic Value, Options exercisable	[1]				$ 3,246,797
Number of Options , Exercised					(7,200)		(108,000)		(14,000)
Weighted Average Exercise Price, Exercised					$ 0.22		$ 0.25		$ 0.25
Weighted Average Remaining Contractual Life (Years), Exercised
Previously Reported [Member] | ACI Canada Legacy Performance Options [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate Intrinsic Value, Balance		$ 1,986,561	[2]	$ 2,073,837			$ 3,228,973	[2]	$ 1,986,561	[2]
Aggregate Intrinsic Value, Options exercisable	[2]						$ 3,030,650
Stock Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of Options, Balance		220,243		211,903	815,974		826,887		220,243
Weighted Average Exercise Price, Balance		$ 6.86			$ 4.28		$ 4.44		$ 6.86
Weighted Average Remaining Contractual Life (Years), Balance		8 years 5 months 19 days		9 years 2 months 19 days	8 years 6 months 29 days		9 years 25 days		8 years 5 months 19 days
Aggregate Intrinsic Value, Balance	[3]				$ 6,939,454		$ 6,647,828
Number of Options , Options exercisable					527,881		322,026
Weighted Average Exercise Price, Options exercisable					$ 4.41
Weighted Average Remaining Contractual Life (Years), Options exercisable,					8 years 4 months 6 days		9 years 25 days
Aggregate Intrinsic Value, Options exercisable	[3]				$ 4,418,911
Number of Options, Granted							647,600		46,800
Weighted Average Exercise Price, Granted							$ 4.16
Weighted Average Remaining Contractual Life (Years), Granted
Number of Options, Expired							(30,911)		(35,800)
Weighted Average Exercise Price, Expired							$ 25.34
Weighted Average Remaining Contractual Life (Years), Expired
Number of Options , Exercised					(10,913)	[4]	(10,045)	[5],[6]	(2,660)
Weighted Average Exercise Price, Exercised					$ 4.79	[4]	$ 4.16	[5]
Weighted Average Remaining Contractual Life (Years), Exercised						[4]		[5],[6]
Stock Option [Member] | Previously Reported [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted Average Exercise Price, Balance		$ 18.12		$ 20.86			$ 4.44		$ 18.12
Aggregate Intrinsic Value, Balance	[7]			$ 1,774,312			$ 6,647,836
Weighted Average Exercise Price, Options exercisable							$ 4.65
Aggregate Intrinsic Value, Options exercisable	[7]						$ 2,519,350
Weighted Average Exercise Price, Granted							$ 4.16		$ 15.36
Weighted Average Exercise Price, Expired							25.34		24.29
Weighted Average Exercise Price, Exercised							$ 4.16	[6]	$ 13.18

[1]	The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share. The calculation excludes options with an exercise price higher than the closing price of the Company’s shares on the reporting date
[2]	The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share on December 31, 2023 and 2022. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on December 31, 2023, and 2022.
[3]	The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on the reporting date.
[4]	In accordance with the Company’s 2023 Option Plan, option holders exercised 10,913 Common Share options on a cashless basis (net exercise) for the issuance of 7,700 Common Shares.
[5]	In accordance with the Company’s 2023 Option Plan, option holders exercised 10,045 Common Share options on a cashless basis (net exercise) for the issuance of 6,600 Common Shares.
[6]	n accordance with the Company’s 2023 Option Plan, option holders exercised 10,045 Common Share options on a cashless basis (net exercise) for the issuance of 6,600 Common Shares.
[7]	The aggregate intrinsic values were calculated as the difference between the exercise price of the options and the closing price of the Company’s common share on December 31, 2023, and 2022. The calculation excludes options with an exercise price higher than the closing price of the Company’s share on December 31, 2023 and 2022.